Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)			March 31, 2019

Shares		Security Description	Fair Value
		COMMON STOCKS 98.3%
		COMMUNICATION SERVICES 1.9%
200,023		Marcus Corp/The	$8,010,921

		CONSUMER DISCRETIONARY 3.0%
201,980		Gentherm Inc (a)	7,444,983
929,500		Tile Shop Holdings Inc	5,260,970
			12,705,953
		CONSUMER STAPLES 3.8%
83,500		Casey’s General Stores Inc	10,752,295
65,300		MGP Ingredients Inc	5,037,895
			15,790,190
		ENERGY 2.8%
557,100		Carrizo Oil & Gas Inc (a)	6,947,037
789,900		Oasis Petroleum Inc (a)	4,770,996
			11,718,033
		FINANCIALS 19.1%
593,161		Associated Banc-Corp	12,663,987
125,700		Cullen/Frost Bankers Inc	12,201,699
110,675		EMC Insurance Group Inc	3,528,319
288,200		Glacier Bancorp Inc	11,548,174
349,700		Great Western Bancorp Inc	11,047,023
116,525		QCR Holdings Inc	3,952,528
128,615		United Bankshares Inc/WV	4,661,008
147,485		United Fire Group Inc	6,446,569
209,500		Wintrust Financial Corp	14,105,635
			80,154,942
		HEALTH CARE 15.4%
79,300		Bio-Techne Corp	15,745,015
176,876		Calyxt Inc (a)	3,111,249
92,815		Cardiovascular Systems Inc (a)	3,588,228
307,700		Catalent Inc (a)	12,489,543
153,800		Inspire Medical Systems Inc (a)	8,732,764
220,099		IntriCon Corp (a)	5,520,083
279,000		Patterson Cos Inc	6,096,150
272,249		Premier Inc (a)	9,389,868
			64,672,900
		INDUSTRIALS 27.6%
214,678		AAR Corp	6,979,182
355,810		Actuant Corp	8,671,090
389,000		Apogee Enterprises Inc	14,583,610
266,268		Donaldson Co Inc	13,329,376
167,272		Generac Holdings Inc (a)	8,569,344
184,700		Graco Inc	9,146,344
270,100		Hub Group Inc, Class A (a)	11,033,585
181,700		Oshkosh Corp	13,651,121
46,400		Proto Labs Inc (a)	4,878,496
230,676		Raven Industries Inc	8,851,038
18,300		Snap-on Inc	2,864,316
195,475		Tennant Co	12,137,043
17,300		Toro Co/The	1,190,932
			115,885,477
Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			March 31, 2019

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 11.4%
93,265		Badger Meter Inc	$5,189,265
29,600		Cabot Microelectronics Corp	3,314,016
196,340		Cray Inc (a)	5,114,657
214,609		CyberOptics Corp (a)	3,669,814
245,570		Digi International Inc (a)	3,111,372
181,900		FireEye Inc (a)	3,054,101
44,500		Littelfuse Inc	8,120,360
97,315		NVE Corp	9,526,165
136,980		Workiva Inc (a)	6,944,886
			48,044,636
		MATERIALS 3.9%
81,200		Bemis Co Inc	4,504,976
91,455		Hawkins Inc	3,368,287
173,500		HB Fuller Co	8,439,040
			16,312,303
		REAL ESTATE 6.0%
152,600		CoreSite Realty Corp	16,331,252
469,400		Physicians Realty Trust	8,829,414
			25,160,666
		UTILITIES 3.4%
25,403		ALLETE Inc	2,088,889
167,800		Black Hills Corp	12,428,946
			14,517,835

		TOTAL COMMON STOCKS	$412,973,856
		(cost $335,075,679)

		SHORT-TERM INVESTMENTS 1.7%
7,063,178		First American Government Obligations Fund, Class X, 2.631% (b)	$7,063,178
		(cost $7,063,178)

		TOTAL INVESTMENTS 100.0%	$420,037,034
		(cost $342,138,857)

		OTHER ASSETS AND LIABILITIES (NET) 0.0%	45,599

		TOTAL NET ASSETS 100.0%	$420,082,633

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)                                                                                                                                                                                                                                                                     March 31, 2019

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)                                                                                                                                                                                                                                                  March 31, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2019:

Small Cap Fund
Level 1*	$ 420,037,034
Level 2	-
Level 3	-
Total	$ 420,037,034

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Small Cap Fund
Cost of investments	$ 324,058,115
Gross unrealized appreciation	$ 75,466,507
Gross unrealized depreciation	(34,954,010)
Net unrealized appreciation	$ 40,512,497
Undistributed ordinary income	$ -
Undistributed long-term capital gains	3,494,943
Total distributable earnings	$ 3,494,943
Other accumulated earnings	-
Total accumulated earnings	$ 44,007,440